Schedule of Investments (unaudited)	iShares® Convertible Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Airlines — 2.5%
American Airlines Group Inc., 6.50%, 07/01/25	$9,370	$10,475,191
Copa Holdings SA, 4.50%, 04/15/25	3,250	4,797,000
GOL Equity Finance SA, 3.75%, 07/15/24(a)	4,000	2,136,920
JetBlue Airways Corp., 0.50%, 04/01/26	7,150	5,106,316
Southwest Airlines Co., 1.25%, 05/01/25	16,655	21,050,254
Spirit Airlines Inc., 1.00%, 05/15/26	4,900	4,463,067
		48,028,748
Auto Manufacturers — 3.1%
Arrival SA, 3.50%, 12/01/26(a)	2,200	808,588
Fisker Inc., 2.50%, 09/15/26(a)	6,400	3,911,744
Ford Motor Co., 0.00% 03/15/26(b)	21,515	22,958,226
Li Auto Inc., 0.25%, 05/01/28	8,125	10,827,050
Lucid Group Inc., 1.25%, 12/15/26(a)	18,525	11,693,536
NIO Inc.
0.00%, 02/01/26(b)	7,075	5,989,412
0.50%, 02/01/27	6,550	4,885,252
		61,073,808
Auto Parts & Equipment — 0.4%
Luminar Technologies Inc., 1.25%, 12/15/26(a)	6,300	3,769,164
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	2,871	3,142,281
		6,911,445
Banks — 0.8%
Barclays Bank PLC, Series VUN, 0.00% 02/18/25(b)	2,200	2,358,290
BofA Finance LLC
0.13%, 09/01/22	3,425	3,408,765
0.25%, 05/01/23	2,260	2,296,454
Deutsche Bank AG/London, 1.00%, 05/01/23	2,845	2,892,995
JPMorgan Chase Bank N.A., 0.13%, 01/01/23(a)	5,025	4,947,012
		15,903,516
Biotechnology — 4.4%
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	4,470	4,488,372
1.25%, 05/15/27	5,753	5,806,791
Bridgebio Pharma Inc.
2.25%, 02/01/29	7,425	3,328,925
2.50%, 03/15/27	4,870	2,678,110
Esperion Therapeutics Inc., 4.00%, 11/15/25	2,300	1,267,277
Global Blood Therapeutics Inc., 1.88%, 12/15/28(a)	2,850	3,458,988
Guardant Health Inc., 0.00% 11/15/27(b)	9,965	7,048,942
Halozyme Therapeutics Inc., 0.25%, 03/01/27	7,535	7,045,978
Illumina Inc., 0.00% 08/15/23(b)	6,990	6,700,963
Innoviva Inc., 2.13%, 03/15/28(a)	2,575	2,168,073
Insmed Inc., 0.75%, 06/01/28	5,350	4,785,842
Intercept Pharmaceuticals Inc., 3.50%, 02/15/26(a)	5,025	4,646,567
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(b)	6,250	5,864,062
0.13%, 12/15/24	5,226	4,669,536
Livongo Health Inc., 0.88%, 06/01/25	5,000	4,301,850
NeoGenomics Inc., 0.25%, 01/15/28	2,650	1,709,780
Novavax Inc., 3.75%, 02/01/23	2,675	2,681,420
PTC Therapeutics Inc., 1.50%, 09/15/26	2,725	2,945,589
Sarepta TherapeuticsInc., 1.50%,11/15/24	5,000	7,318,900
Travere Therapeutics Inc., 2.25%, 03/01/29	2,900	2,899,275
		85,815,240
Chemicals — 0.1%
Amyris Inc., 1.50%, 11/15/26(a)	5,875	2,392,418
Security	Par (000)	Value

Coal — 0.2%
Peabody Energy Corp., 3.25%, 03/01/28(a)	$2,950	$3,864,471

Commercial Services — 4.3%
2U Inc., 2.25%, 05/01/25	3,639	2,941,331
Affirm Holdings Inc., 0.00% 11/15/26(a)(b)	15,050	9,217,824
Alarm.com Holdings Inc, 0.00% 01/15/26(b)	4,645	3,920,194
Block Inc.
0.13%, 03/01/25	9,376	9,570,083
0.50%, 05/15/23	4,555	5,403,961
Block Inc.
0.00%, 05/01/26(b)	5,275	4,455,212
0.25%, 11/01/27	5,604	4,481,967
Chegg Inc.
0.00%, 09/01/26(b)	9,505	7,148,710
0.13%, 03/15/25	6,706	5,829,459
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	4,939	4,852,271
FTI Consulting Inc., 2.00%, 08/15/23	2,829	4,632,120
Marathon Digital Holdings Inc., 1.00%, 12/01/26(a)	6,300	2,485,728
Repay Holdings Corp., 0.00% 02/01/26(a)(b)	3,680	2,855,938
Sabre GLBL Inc., 4.00%, 04/15/25	3,213	3,433,123
Shift4 Payments Inc.
0.00%, 12/15/25(b)	6,185	5,268,878
0.50%, 08/01/27(a)	5,925	4,300,424
Stride Inc., 1.13%, 09/01/27	3,792	4,003,821
		84,801,044
Computers — 4.5%
3D Systems Corp., 0.00% 11/15/26(a)(b)	4,475	3,244,420
CyberArk Software Ltd., 0.00% 11/15/24(b)	4,975	5,362,950
Insight Enterprises Inc., 0.75%, 02/15/25	3,001	4,249,776
KBR Inc., 2.50%, 11/01/23	3,240	6,885,616
Lumentum Holdings Inc.
0.25%, 03/15/24	4,060	6,282,891
0.50%, 12/15/26	9,689	10,713,612
0.50%, 06/15/28(a)	8,150	7,548,041
PAR Technology Corp., 1.50%, 10/15/27	2,150	1,752,938
Parsons Corp., 0.25%, 08/15/25	3,740	4,124,958
Pure Storage Inc., 0.13%, 04/15/23	5,445	6,435,827
Rapid7 Inc., 0.25%, 03/15/27	5,650	5,105,905
Varonis Systems Inc., 1.25%, 08/15/25	2,455	2,691,367
Western Digital Corp., 1.50%, 02/01/24	10,315	9,823,593
Zscaler Inc., 0.13%, 07/01/25	10,482	13,002,921
		87,224,815
Cosmetics & Personal Care — 0.3%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	6,800	5,642,708

Diversified Financial Services — 1.7%
Coinbase Global Inc., 0.50%, 06/01/26	15,550	9,431,075
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	5,425	5,598,383
LendingTree Inc., 0.50%, 07/15/25	4,761	3,551,706
PRA Group Inc., 3.50%, 06/01/23	3,000	3,074,910
SoFi Technologies Inc., 0.00% 10/15/26(a)(b)	10,693	7,514,185
Upstart Holdings Inc., 0.25%, 08/15/26(a)	6,300	3,498,831
		32,669,090
Electric — 0.5%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	5,287	5,685,534
Ormat Technologies Inc., 2.50%, 07/15/27(a)	4,175	4,788,850
		10,474,384
Electronics — 0.4%
Itron Inc., 0.00% 03/15/26(b)	3,875	3,333,352

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Vishay Intertechnology Inc., 2.25%, 06/15/25	$4,084	$3,967,974
		7,301,326
Energy - Alternate Sources — 2.6%
Array Technologies Inc., 1.00%, 12/01/28(a)	3,250	2,915,218
Enphase Energy Inc.
0.00%, 03/01/26(b)	5,968	7,163,868
0.00%, 03/01/28(b)	5,215	6,488,190
NextEra Energy Partners LP
0.00%, 06/15/24(a)(b)	4,475	4,524,717
0.00%, 11/15/25(a)(b)	5,620	6,300,301
SolarEdge Technologies Inc., 0.00% 09/15/25(b)	5,810	8,530,997
Stem Inc., 0.50%, 12/01/28(a)	4,475	3,073,341
Sunnova Energy International Inc., 0.25%, 12/01/26	5,350	5,055,482
SunPower Corp., 4.00%, 01/15/23	3,575	3,844,626
Sunrun Inc., 0.00% 02/01/26(b)(c)	3,225	2,400,303
		50,297,043
Entertainment — 2.0%
Cinemark Holdings Inc., 4.50%, 08/15/25	4,240	6,338,758
DraftKings Inc., 0.00% 03/15/28(b)	11,375	6,848,887
Live Nation Entertainment Inc.
2.00%, 02/15/25	3,613	4,074,814
2.50%, 03/15/23	4,965	7,083,168
Marriott Vacations Worldwide Corp., 0.00% 01/15/26(b)	5,355	5,348,628
Penn National Gaming Inc., 2.75%, 05/15/26	2,814	4,637,078
Vail Resorts Inc., 0.00% 01/01/26(b)	4,975	4,507,897
		38,839,230
Food — 0.2%
Beyond Meat Inc., 0.00% 03/15/27(b)	10,675	4,195,275

Health Care - Products — 4.6%
Alphatec Holdings Inc., 0.75%, 08/01/26(a)	2,425	1,963,911
CONMED Corp., 2.25%, 06/15/27(a)	7,550	7,264,157
Envista Holdings Corp., 2.38%, 06/01/25	4,551	9,084,570
Exact Sciences Corp.
0.38%, 03/15/27	7,005	5,443,025
0.38%, 03/01/28	10,235	7,440,947
1.00%, 01/15/25	3,075	2,997,879
Glaukos Corp., 2.75%, 06/15/27	2,748	3,562,232
Haemonetics Corp., 0.00% 03/01/26(b)	4,825	3,937,103
Insulet Corp., 0.38%, 09/01/26	7,315	9,181,715
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	5,263	5,076,900
LivaNova USA Inc., 3.00%, 12/15/25	2,645	3,355,262
Natera Inc., 2.25%, 05/01/27	2,364	3,435,270
Novocure Ltd., 0.00% 11/01/25(b)	5,485	4,796,632
NuVasive Inc.
0.38%, 03/15/25	4,166	3,803,600
1.00%, 06/01/23	4,186	4,078,797
Omnicell Inc., 0.25%, 09/15/25	5,493	6,824,119
Repligen Corp., 0.38%, 07/15/24	2,604	5,000,878
SmileDirectClub Inc., 0.00% 02/01/26(a)(b)	5,125	797,604
Tandem Diabetes Care Inc., 1.50%, 05/01/25(a)	2,675	2,621,794
		90,666,395
Health Care - Services — 0.9%
Accolade Inc., 0.50%, 04/01/26	2,200	1,588,532
Invitae Corp., 2.00%, 09/01/24	3,055	2,385,588
Oak Street Health Inc., 0.00% 03/15/26(b)	8,700	7,009,242
Teladoc Health Inc., 1.25%, 06/01/27	9,140	6,864,689
		17,848,051
Security	Par (000)	Value

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 4.63%, 03/01/24	$3,685	$3,940,260

Home Builders — 0.4%
LCI Industries, 1.13%, 05/15/26	4,350	4,311,981
Winnebago Industries Inc., 1.50%, 04/01/25	2,850	3,260,343
		7,572,324
Internet — 21.5%
Airbnb Inc., 0.00% 03/15/26(b)	18,375	16,017,120
Booking Holdings Inc., 0.75%, 05/01/25	7,956	10,709,253
Etsy Inc.
0.13%, 10/01/26	6,007	8,408,118
0.13%, 09/01/27	5,773	5,239,979
0.25%, 06/15/28	9,525	7,705,439
Expedia Group Inc., 0.00% 02/15/26(b)	9,245	8,443,736
Farfetch Ltd., 3.75%, 05/01/27	3,900	3,518,346
Fiverr International Ltd., 0.00% 11/01/25(b)	4,214	3,287,089
fuboTV Inc., 3.25%, 02/15/26	4,125	1,453,733
Hello Group Inc., 1.25%, 07/01/25	5,253	4,799,509
iQIYI Inc.
2.00%, 04/01/25	9,044	7,354,129
3.75%, 12/01/23	1,750	1,646,873
4.00%, 12/15/26	8,535	5,644,793
JOYY Inc.
0.75%, 06/15/25	4,405	4,043,702
1.38%, 06/15/26	4,925	4,059,234
Lyft Inc., 1.50%, 05/15/25	7,015	6,102,699
Magnite Inc., 0.25%, 03/15/26	3,325	2,471,605
Mandiant Inc., 0.88%, 06/01/24	5,562	6,206,358
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	5,500	5,978,940
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	5,210	5,900,325
MercadoLibre Inc., 2.00%, 08/15/28	3,900	7,643,181
Okta Inc.
0.13%, 09/01/25	9,795	9,170,667
0.38%, 06/15/26	10,752	9,244,247
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	8,350	5,189,942
Palo Alto Networks Inc.
0.38%, 06/01/25	18,663	32,329,915
0.75%, 07/01/23	15,375	29,081,966
Perficient Inc., 0.13%, 11/15/26(a)	3,675	3,188,834
Pinduoduo Inc., 0.00% 12/01/25(b)	18,315	16,353,463
Q2 Holdings Inc.
0.13%, 11/15/25	3,225	2,657,110
0.75%, 06/01/26	2,830	2,446,111
RealReal Inc., 1.00%, 03/01/28	2,275	994,016
Sea Ltd.
0.25%, 09/15/26	26,125	19,325,969
2.38%, 12/01/25	10,850	12,806,472
Shopify Inc., 0.13%, 11/01/25	8,462	7,295,852
Snap Inc.
0.00%, 05/01/27(b)	11,075	7,820,943
0.13%, 03/01/28(a)	12,625	8,584,621
0.25%, 05/01/25	2,773	2,543,978
0.75%, 08/01/26	8,315	7,312,045
Spotify USA Inc., 0.00% 03/15/26(b)	13,895	11,376,531
TechTarget Inc., 0.00% 12/15/26(a)(b)	4,000	3,226,040
TripAdvisor Inc., 0.25%, 04/01/26	3,425	2,689,173
Twitter Inc.
0.00%, 03/15/26(b)	13,175	12,068,036
0.25%, 06/15/24	10,580	10,761,976
Uber Technologies Inc., 0.00% 12/15/25(b)	10,445	8,700,685

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Upwork Inc., 0.25%, 08/15/26(a)	$5,050	$3,892,186
Vnet Group Inc, 0.00% 02/01/26(b)	5,450	4,433,302
Wayfair Inc.
0.63%, 10/01/25	13,860	9,427,018
1.00%, 08/15/26	7,670	5,289,309
1.13%, 11/01/24	6,065	5,165,985
Weibo Corp., 1.25%, 11/15/22	7,666	7,607,892
Wix.com Ltd.
0.00%, 07/01/23(b)	3,056	2,909,679
0.00%, 08/15/25(b)	5,572	4,557,283
Zendesk Inc., 0.63%, 06/15/25	10,498	10,230,091
Zillow Group Inc.
0.75%, 09/01/24	6,000	6,445,800
1.38%, 09/01/26	4,565	4,853,736
2.75%, 05/15/25	4,600	4,514,670
		421,129,704
Iron & Steel — 0.5%
Allegheny Technologies Inc., 3.50%, 06/15/25	2,544	4,422,464
U.S. Steel Corp., 5.00%, 11/01/26	3,030	5,818,297
		10,240,761
Leisure Time — 2.5%
Callaway Golf Co., 2.75%, 05/01/26	2,238	3,291,359
Carnival Corp., 5.75%, 04/01/23	4,600	5,261,112
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51 (Call 03/27/25)(a)	2,850	1,923,351
NCL Corp. Ltd.
1.13%, 02/15/27(a)	10,800	7,375,428
2.50%, 02/15/27(a)	4,425	3,129,404
5.38%, 08/01/25	4,205	4,277,326
Peloton Interactive Inc., 0.00% 02/15/26(b)	8,960	5,912,794
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23	5,490	5,096,532
4.25%, 06/15/23	10,467	10,244,158
Virgin Galactic Holdings Inc, 2.50%, 02/01/27(a)	4,025	2,950,566
		49,462,030
Lodging — 0.5%
H World Group Ltd., 0.38%, 11/01/22	4,390	4,467,220
Huazhu Group Ltd., 3.00%, 05/01/26, (Put 05/01/24)	4,679	5,554,488
		10,021,708
Machinery — 0.8%
Chart Industries Inc., 1.00%, 11/15/24(a)	2,370	7,934,120
Middleby Corp. (The), 1.00%, 09/01/25	6,932	8,637,827
		16,571,947
Manufacturing — 0.2%
John Bean Technologies Corp., 0.25%, 05/15/26	3,625	3,388,143

Media — 5.3%
Cable One Inc.
0.00%, 03/15/26(b)	5,250	4,496,363
1.13%, 03/15/28	2,741	2,354,656
DISH Network Corp.
0.00%, 12/15/25(b)	18,810	13,492,789
2.38%, 03/15/24	9,435	8,421,681
3.38%, 08/15/26	27,105	19,108,754
Liberty Broadband Corp.
1.25%, 09/30/50 (Call 10/05/23)(a)	7,850	7,303,169
2.75%, 09/30/50 (Call 10/05/23)(a)	5,073	4,845,933
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	2,850	3,712,182
Liberty Latin America Ltd., 2.00%, 07/15/24	3,471	2,994,293
Security	Par (000)	Value

Media (continued)
Liberty Media Corp.
0.50%, 12/01/50 (Call 09/01/24)(a)	$8,650	$10,420,741
1.38%, 10/15/23	9,295	11,824,541
2.13%, 03/31/48 (Call 04/07/23)(a)	3,503	3,408,384
2.75%, 12/01/49 (Call 12/01/24)(a)	5,837	5,511,412
Liberty Media Corp.-Liberty Formula One, 1.00%, 01/30/23	3,543	6,533,823
		104,428,721
Metal Fabricate & Hardware — 0.1%
Xometry Inc., 1.00%, 02/01/27(a)	2,650	2,394,514

Mining — 0.4%
Lithium Americas Corp., 1.75%, 01/15/27(a)	2,350	2,048,283
MP Materials Corp., 0.25%, 04/01/26(a)	6,450	6,526,626
		8,574,909
Oil & Gas — 2.6%
CNX Resources Corp., 2.25%, 05/01/26	3,210	4,848,641
EQT Corp., 1.75%, 05/01/26	4,665	13,967,663
Nabors Industries Inc., 0.75%, 01/15/24	2,650	2,402,649
Pioneer Natural Resources Co., 0.25%, 05/15/25	11,649	26,659,435
Transocean Inc., 4.00%, 12/15/25	2,525	2,450,412
		50,328,800
Pharmaceuticals — 3.6%
Aerie Pharmaceuticals Inc., 1.50%, 10/01/24	2,525	2,231,393
Aphria Inc., 5.25%, 06/01/24(a)	2,300	2,159,953
Ascendis Pharma A/S, 2.25%, 04/01/28(a)	5,625	4,907,756
Clovis Oncology Inc., 1.25%, 05/01/25	2,525	1,797,270
Dexcom Inc., 0.25%, 11/15/25	10,920	10,389,616
DexCom Inc., 0.75%, 12/01/23	7,229	14,556,314
GSK Finance No. 3 PLC, 0.00% 06/22/23(a)(b)	2,300	2,207,103
Herbalife Nutrition Ltd., 2.63%, 03/15/24	5,035	4,593,632
Jazz Investments I Ltd.
1.50%, 08/15/24	5,372	5,318,710
2.00%, 06/15/26	9,400	11,216,362
Neurocrine Biosciences Inc., 2.25%, 05/15/24	0	—
Pacira BioSciences Inc., 0.75%, 08/01/25	3,820	3,938,496
Revance Therapeutics Inc., 1.75%, 02/15/27	2,650	2,226,345
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	3,705	3,599,852
Tilray Inc., 5.00%, 10/01/23	2,425	2,281,852
		71,424,654
Real Estate — 0.6%
Radius Global Infrastructure Inc., 2.50%, 09/15/26(a)	2,325	2,236,673
Realogy Group LLC/Realogy Co.-Issuer Corp., 0.25%,
06/15/26	3,575	2,699,840
Redfin Corp.
0.00%, 10/15/25(b)	6,108	3,685,690
0.50%, 04/01/27	4,900	2,494,639
		11,116,842
Real Estate Investment Trusts — 1.4%
Apollo Commercial Real Estate Finance Inc., 4.75%, 08/23/22	2,736	2,736,000
Arbor Realty Trust Inc., 4.75%, 11/01/22	2,500	2,531,725
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	2,900	2,754,652
Pebblebrook Hotel Trust, 1.75%, 12/15/26	6,545	6,478,176
PennyMac Corp., 5.50%, 03/15/26	2,660	2,373,039
Starwood Property Trust Inc., 4.38%, 04/01/23 (Call 01/01/23)	2,425	2,445,297
Summit Hotel Properties Inc., 1.50%, 02/15/26	2,950	2,588,300
Two Harbors Investment Corp., 6.25%, 01/15/26	2,800	2,534,644

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Fiber Holdings Inc., 4.00%, 06/15/24(a)	$3,254	$3,525,937
		27,967,770
Retail — 1.5%
Burlington Stores Inc., 2.25%, 04/15/25	4,727	4,870,843
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	2,925	2,307,357
Dick’s Sporting Goods Inc., 3.25%, 04/15/25	3,525	10,223,205
Guess? Inc., 2.00%, 04/15/24	2,800	2,823,968
National Vision Holdings Inc., 2.50%, 05/15/25	3,697	4,300,794
Patrick Industries Inc., 1.75%, 12/01/28(a)	2,050	1,757,014
Shake Shack Inc., 0.00% 03/01/28(b)	1,850	1,305,008
Vroom Inc., 0.75%, 07/01/26	4,900	1,223,726
		28,811,915
Semiconductors — 2.5%
Impinj Inc., 1.13%, 05/15/27(a)	2,050	2,019,209
MACOM Technology Solutions Holdings Inc., 0.25%, 03/15/26	3,825	3,774,548
Microchip Technology Inc., 0.13%, 11/15/24	6,375	6,711,090
ON Semiconductor Corp., 0.00% 05/01/27(b)	7,450	10,399,753
Silicon Laboratories Inc., 0.63%, 06/15/25	4,966	6,642,273
SMART Global Holdings Inc., 2.25%, 02/15/26	2,075	2,408,328
Wolfspeed Inc.
0.25%, 02/15/28(a)	7,075	6,743,253
1.75%, 05/01/26	5,301	9,947,539
		48,645,993
Software — 18.8%
1Life Healthcare Inc., 3.00%, 06/15/25	2,600	2,538,588
8x8 Inc., 0.50%, 02/01/24	4,621	3,937,415
Akamai Technologies Inc.
0.13%, 05/01/25	10,662	12,244,028
0.38%, 09/01/27	10,776	11,160,057
Alteryx Inc.
0.50%, 08/01/24	3,350	2,969,139
1.00%, 08/01/26	4,042	3,206,599
Avalara Inc., 0.25%, 08/01/26(a)	9,225	7,907,947
Avaya Holdings Corp., 2.25%, 06/15/23	3,221	1,866,827
Bandwidth Inc.
0.25%, 03/01/26	3,780	2,539,215
0.50%, 04/01/28	2,050	1,158,988
Bentley Systems Inc., 0.13%, 01/15/26.	6,325	5,848,538
BigCommerce Holdings Inc., 0.25%, 10/01/26(a)	3,175	2,219,166
Bilibili Inc.
0.50%, 12/01/26(a)	13,050	9,162,927
1.25%, 06/15/27	7,509	7,644,162
1.38%, 04/01/26	3,715	4,606,006
Bill.com Holdings Inc.
0.00%, 12/01/25(b)	10,520	11,799,968
0.00%, 04/01/27(a)(b)	5,625	4,586,006
Blackline Inc.
0.00%, 03/15/26(b)	10,290	8,432,243
0.13%, 08/01/24	2,188	2,364,462
Box Inc., 0.00% 01/15/26(b)	3,375	4,172,378
Ceridian HCM Holding Inc., 0.25%, 03/15/26	5,050	4,191,500
Cloudflare Inc., 0.00% 08/15/26(a)(b)	12,175	9,931,513
Confluent Inc., 0.00% 01/15/27(a)(b)	9,825	7,353,620
Coupa Software Inc.
0.13%, 06/15/25	7,400	6,482,696
0.38%, 06/15/26	12,657	10,133,574
Datadog Inc., 0.13%, 06/15/25	6,979	9,200,765
DigitalOcean Holdings Inc., 0.00% 12/01/26(a)(b)	13,425	10,061,635
DocuSign Inc, 0.00% 01/15/24(b)	6,635	6,185,081
Security	Par (000)	Value

Software (continued)
Dropbox Inc.
0.00%, 03/01/26(b)	$6,515	$5,987,350
0.00%, 03/01/28(b)	6,295	5,746,265
Envestnet Inc.
0.75%, 08/15/25	2,760	2,447,458
1.75%, 06/01/23	2,305	2,398,906
Everbridge Inc.
0.00%, 03/15/26(b)	3,825	3,091,250
0.13%, 12/15/24	3,845	3,344,842
Fastly Inc., 0.00% 03/15/26(b)	6,825	5,042,583
Five9 Inc., 0.50%, 06/01/25	6,640	7,047,098
Guidewire Software Inc., 1.25%, 03/15/25	3,974	3,862,807
HubSpot Inc., 0.38%, 06/01/25	4,414	5,757,754
Jamf Holding Corp., 0.13%, 09/01/26(a)	3,525	2,995,087
LivePerson Inc., 0.00% 12/15/26(b)	5,085	3,703,863
MicroStrategy Inc.
0.00%, 02/15/27(b)	9,525	4,740,497
0.75%, 12/15/25	6,150	5,384,448
MongoDB Inc., 0.25%, 01/15/26	10,589	16,988,568
New Relic Inc., 0.50%, 05/01/23	4,450	4,358,286
Nutanix Inc., 0.25%, 10/01/27(a)	5,575	3,886,165
PagerDuty Inc., 1.25%, 07/01/25	2,550	2,505,120
Pegasystems Inc., 0.75%, 03/01/25	5,502	4,383,553
Porch Group Inc., 0.75%, 09/15/26(a)	4,100	2,032,452
Progress Software Corp., 1.00%, 04/15/26	3,825	3,770,379
RingCentral Inc.
0.00%, 03/01/25(b)	9,253	7,697,756
0.00%, 03/15/26(b)	5,796	4,387,398
Sailpoint Technologies Holdings Inc., 0.13%, 09/15/24	3,623	8,194,900
Splunk Inc.
0.50%, 09/15/23	7,018	6,992,665
1.13%, 09/15/25	7,881	7,913,706
1.13%, 06/15/27	11,666	9,989,129
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26	3,128	2,201,830
Tyler Technologies Inc., 0.25%, 03/15/26	5,765	6,058,727
Unity Software Inc., 0.00% 11/15/26(a)(b)	15,600	11,627,460
Verint Systems Inc., 0.25%, 04/15/26	2,485	2,383,935
Workday Inc., 0.25%, 10/01/22	10,727	11,669,903
Workiva Inc., 1.13%, 08/15/26	3,225	3,500,189
Ziff Davis Inc., 1.75%, 11/01/26(a)	4,956	5,017,058
Zynga Inc., 0.25%, 06/01/24	6,491	7,816,073
		368,830,503
Telecommunications — 0.8%
GDS Holdings Ltd., 2.00%, 06/01/25	2,545	2,405,407
Infinera Corp., 2.13%, 09/01/24	3,800	3,710,814
InterDigital Inc., 3.50%, 06/01/27(a)	4,475	4,617,931
Nice Ltd., 0.00% 09/15/25(b)	3,879	3,939,823
		14,673,975
Transportation — 0.5%
Air Transport Services Group Inc., 1.13%, 10/15/24	2,549	2,889,572
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	2,675	3,585,142
CryoPort Inc., 0.75%, 12/01/26(a)	3,450	2,730,468
		9,205,182
Trucking & Leasing — 0.2%
Greenbrier Companies Inc., 2.88%, 04/15/28	3,375	3,018,701

Unknown BI — 0.5%
Bentley Systems Inc., 0.38%, 07/01/27	5,225	4,298,242
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26	3,100	2,627,560

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Unknown BI (continued)
Cytokinetics Inc., 3.50%, 07/01/27	$3,000	$3,277,590
		10,203,392

Total Convertible Bonds — 98.9%
(Cost: $2,290,246,668)		1,935,901,755

Common Stocks

Media — 0.0%
Gannett Co. Inc.(d)	400	1,204,000

Total Common Stocks — 0.0%
(Cost $2,377,106)		1,204,000

Total Long-Term Investments — 98.9%
(Cost: $2,292,623,774)		1,937,105,755

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(e)(f)(g)	345	344,897
Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(e)(f)	2,570	$2,570,000

Total Short-Term Securities — 0.2%
(Cost: $2,914,968)		2,914,897

Total Investments in Securities — 99.1%
(Cost: $2,295,538,742)		1,940,020,652

Other Assets Less Liabilities — 0.9%		17,873,778

Net Assets — 100.0%		$1,957,894,430

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	All or a portion of this security is on loan.

(d)	Non-income producing security.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$345,078	(a)	$—		$(111)	$(70)	$344,897	345	$784	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,430,000	—		(1,860,000	)(a)	—	—	2,570,000	2,570	31,856		—
						$(111)	$(70)	$2,914,897		$32,640		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Convertible Bonds	$—	$1,935,901,755	$—	$1,935,901,755
Common Stocks	1,204,000	—	—	1,204,000
Money Market Funds	2,914,897	—	—	2,914,897
	$4,118,897	$1,935,901,755	$—	$1,940,020,652